T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.6%
COMMUNICATION SERVICES 4.6%

Diversified Telecommunication Services 0.5%
ATN International	2,600	153
Bandwidth, Class A (1)	2,800	188
Cogent Communications Holdings	8,600	705
GCI Liberty, Class A (1)	22,762	1,297
IDT, Class B (1)	10,442	56
Iridium Communications (1)	14,918	333
ORBCOMM (1)	83,500	204
Vonage Holdings (1)	40,400	292
		3,228
Entertainment 0.8%
Cinemark Holdings	17,900	182
Glu Mobile (1)	67,900	427
Liberty Media - Liberty Formula One, Class A (1)	7,400	191
Liberty Media - Liberty Formula One, Class C (1)	39,100	1,065
Madison Square Garden, Class A (1)	3,321	702
Roku (1)(2)	15,114	1,322
World Wrestling Entertainment, Class A (2)	10,800	367
Zynga, Class A (1)	137,537	942
		5,198
Interactive Media & Services 0.9%
IAC/InterActiveCorp (1)	12,430	2,228
Match Group (1)(2)	8,600	568
Meet Group (1)	15,000	88
Pinterest, Class A (1)(2)	18,800	290
Snap, Class A (1)	130,442	1,551
TripAdvisor	5,000	87
TrueCar (1)(2)	70,800	171
Yelp (1)	18,000	325
Zedge, Class B (1)	4,980	4
Zillow Group, Class A (1)	9,241	314

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zillow Group, Class C (1)(2)	23,182	835
		6,461
Media 2.1%
Altice USA, Class A (1)	45,900	1,023
AMC Networks, Class A (1)(2)	9,000	219
Cable One	990	1,628
Cardlytics (1)	2,600	91
Clear Channel Outdoor Holdings (1)	47,200	30
EW Scripps, Class A	36,645	276
John Wiley & Sons, Class A	6,870	257
Liberty Broadband, Class A (1)	6,175	661
Liberty Broadband, Class C (1)	28,250	3,128
Liberty Global, Class A (1)	27,234	450
Liberty Global, Series C (1)	64,528	1,014
Liberty Latin America, Class A (1)	18,329	193
Liberty Latin America, Class C (1)	31,015	318
Liberty Media - Liberty SiriusXM, Class A (1)	11,000	349
Liberty Media - Liberty SiriusXM, Class C (1)	25,400	803
Media General, CVR (1)(3)	21,600	2
Meredith (2)	18,900	231
MSG Networks, Class A (1)(2)	15,664	160
New York Times, Class A	17,200	528
Nexstar Media Group, Class A	8,497	490
Salem Media	20,450	18
Scholastic	11,420	291
Sinclair Broadcast Group, Class A	18,810	302
Sirius XM Holdings (2)	232,387	1,148
TEGNA (2)	18,016	196
Tribune Publishing	12,900	105
		13,911
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications	5,700	281
Sprint (1)	117,900	1,016
Telephone & Data Systems	22,685	380

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

United States Cellular (1)	4,393	129
		1,806
Total Communication Services		30,604
CONSUMER DISCRETIONARY 10.5%

Auto Components 0.7%
Adient (1)	17,100	155
Autoliv	13,300	612
Cooper Tire & Rubber	3,300	54
Dana	22,600	177
Dorman Products (1)(2)	4,900	271
Fox Factory Holding (1)	7,500	315
Gentex	32,320	716
Gentherm (1)	10,200	320
Goodyear Tire & Rubber	36,798	214
Horizon Global (1)	46,100	86
LCI Industries	5,000	334
Lear	8,900	723
Motorcar Parts of America (1)	9,700	122
Standard Motor Products	7,250	301
Stoneridge (1)	14,100	236
Tenneco, Class A (2)	53,050	191
Visteon (1)	6,200	298
		5,125
Automobiles 2.0%
Tesla (1)	24,908	13,052
Thor Industries (2)	11,400	481
Winnebago Industries	7,420	206
		13,739
Distributors 0.3%
Core-Mark Holding	12,990	371
Pool	7,277	1,432
		1,803
Diversified Consumer Services 0.9%
Adtalem Global Education (1)	8,100	217

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bright Horizons Family Solutions (1)	9,100	928
Carriage Services	7,200	116
Chegg (1)(2)	14,500	519
Graham Holdings, Class B	1,190	406
Grand Canyon Education (1)	10,400	793
Regis (1)	21,300	126
Service Corp. International	34,331	1,343
ServiceMaster Global Holdings (1)	26,200	708
Strategic Education	5,425	758
WW International (1)	5,100	86
		6,000
Hotels, Restaurants & Leisure 2.1%
Aramark	40,700	813
BJ's Restaurants	6,133	85
Bloomin' Brands	3,700	26
Boyd Gaming	15,700	226
Brinker International	9,779	117
Caesars Entertainment (1)	92,800	627
Canterbury Park Holding	24,781	258
Cheesecake Factory (2)	7,540	129
Choice Hotels International	6,700	410
Churchill Downs	8,100	834
Cracker Barrel Old Country Store (2)	5,600	466
Dave & Buster's Entertainment	10,100	132
Denny's (1)	23,700	182
Dine Brands Global (2)	5,400	155
Domino's Pizza	6,664	2,160
Dunkin' Brands Group	15,300	812
Eldorado Resorts (1)(2)	13,600	196
Everi Holdings (1)	36,700	121
Extended Stay America	36,900	270
Hilton Grand Vacations (1)	12,010	189
Hyatt Hotels, Class A	7,800	374
Jack in the Box	9,000	315
Marriott Vacations Worldwide	4,079	227
Papa John's International	4,940	264
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Penn National Gaming (1)	23,004	291
Planet Fitness, Class A (1)	9,109	444
Red Robin Gourmet Burgers (1)	4,450	38
Red Rock Resorts, Class A	24,900	213
Scientific Games (1)	16,830	163
Shake Shack, Class A (1)	6,500	245
Six Flags Entertainment	14,600	183
Texas Roadhouse	9,600	397
Vail Resorts	8,400	1,241
Wendy's	35,040	521
Wingstop	5,100	407
Wyndham Destinations	8,800	191
Wyndham Hotels & Resorts	9,800	309
		14,031
Household Durables 0.7%
Cavco Industries (1)	1,100	159
GoPro, Class A (1)(2)	75,200	197
Helen of Troy (1)	5,100	734
Hovnanian Enterprises, Class A (1)(2)	23,384	193
iRobot (1)(2)	6,400	262
KB Home	16,500	299
La-Z-Boy	11,350	233
M/I Homes (1)(2)	12,970	214
MDC Holdings	5,243	122
Meritage Homes (1)	7,300	266
Taylor Morrison Home (1)	15,800	174
Tempur Sealy International (1)	8,650	378
Toll Brothers	17,120	330
TopBuild (1)	6,100	437
TRI Pointe Group (1)	49,900	438
Tupperware Brands	60,120	97
Universal Electronics (1)	7,400	284
		4,817
Internet & Direct Marketing Retail 0.7%
1-800-Flowers. com, Class A (1)	28,968	383
Chewy, Class A (1)(2)	5,541	208
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Etsy (1)	22,400	861
Groupon (1)	107,900	106
GrubHub (1)	13,800	562
Quotient Technology (1)	12,590	82
Qurate Retail, Series A (1)	42,650	260
Stamps. com (1)	3,300	429
Uber Technologies (1)	37,700	1,053
Wayfair, Class A (1)(2)	13,500	722
		4,666
Leisure Products 0.3%
Brunswick	16,200	573
Callaway Golf	12,600	129
Malibu Boats, Class A (1)	5,000	144
Marine Products	8,600	69
Mattel (1)(2)	55,539	489
Peloton Interactive (1)	6,200	165
Polaris Industries	6,740	325
		1,894
Multiline Retail 0.2%
Big Lots (2)	18,600	264
Dillard's, Class A (2)	6,700	248
Ollie's Bargain Outlet Holdings (1)	14,700	681
		1,193
Specialty Retail 1.6%
Aaron's	13,935	317
Abercrombie & Fitch, Class A	18,800	171
American Eagle Outfitters	48,780	388
Asbury Automotive Group (1)	3,340	184
AutoNation (1)	5,400	151
Burlington Stores (1)	13,400	2,123
Caleres	13,430	70
Carvana (1)(2)	10,634	586
Cato, Class A	21,900	234
Chico's FAS (2)	36,600	47
Children's Place (2)	650	13

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Conn's (1)(2)	19,000	79
Designer Brands, Class A (2)	13,800	69
Dick's Sporting Goods	8,800	187
Express (1)	91,000	136
Five Below (1)	11,300	795
Floor & Decor Holdings, Class A (1)(2)	11,000	353
Foot Locker	8,603	190
GameStop, Class A (2)	51,600	181
Genesco (1)	5,300	71
Group 1 Automotive	4,200	186
Guess?	11,620	79
Lithia Motors, Class A	3,500	286
Monro	6,500	285
Murphy USA (1)	5,200	439
National Vision Holdings (1)	23,122	449
Office Depot (2)	143,575	235
Penske Automotive Group	4,016	112
Rent-A-Center	13,550	192
RH (1)	4,000	402
Sally Beauty Holdings (1)	17,100	138
Sleep Number (1)	10,600	203
Sonic Automotive, Class A	5,120	68
Sportsman's Warehouse Holdings (1)	40,300	248
Urban Outfitters (1)	14,100	201
Williams-Sonoma (2)	16,000	680
		10,548
Textiles, Apparel & Luxury Goods 1.0%
Carter's	7,200	473
Charles & Colvard (1)	2,868	2
Columbia Sportswear (2)	4,462	311
Crocs (1)	18,200	309
Deckers Outdoor (1)	3,600	483
Lululemon Athletica (1)	20,600	3,905
Movado Group	16,100	190
Oxford Industries	3,800	138
Skechers U.S. A. , Class A (1)	26,300	624
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Steven Madden	15,650	364
Wolverine World Wide	9,300	141
		6,940
Total Consumer Discretionary		70,756
CONSUMER STAPLES 2.7%

Beverages 0.3%
Boston Beer, Class A (1)	1,500	551
Coca-Cola Consolidated	1,300	271
Craft Brew Alliance (1)(2)	8,100	121
Keurig Dr Pepper (2)	44,400	1,078
National Beverage (1)(2)	2,448	104
Willamette Valley Vineyards (1)	10,850	52
		2,177
Food & Staples Retailing 0.5%
Andersons	9,350	175
BJ's Wholesale Club Holdings (1)	11,500	293
Casey's General Stores	6,800	901
Chef's Warehouse (1)	8,400	85
Grocery Outlet Holding (1)	6,932	238
Performance Food Group (1)	18,620	460
PriceSmart	4,450	234
SpartanNash	8,800	126
Sprouts Farmers Market (1)	19,900	370
U. S. Foods Holding (1)	37,900	671
		3,553
Food Products 1.3%
Bunge	28,602	1,173
Cal-Maine Foods	4,700	207
Darling Ingredients (1)	31,600	606
Farmer Bros. (1)	7,000	49
Flowers Foods	36,483	748
Fresh Del Monte Produce	9,300	257
Freshpet (1)	4,700	300
Hain Celestial Group (1)	11,000	286
Hostess Brands (1)	21,900	233
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ingredion	10,700	808
J&J Snack Foods	2,240	271
John B. Sanfilippo & Son	3,300	295
Lancaster Colony	4,465	646
Pilgrim's Pride (1)	10,300	187
Post Holdings (1)	11,585	961
Sanderson Farms	4,540	560
TreeHouse Foods (1)	17,143	757
		8,344
Household Products 0.2%
Central Garden & Pet, Class A (1)	13,800	353
Energizer Holdings (2)	13,550	410
Spectrum Brands Holdings	6,411	233
WD-40	2,800	563
		1,559
Personal Products 0.3%
Edgewell Personal Care (1)	10,250	247
Herbalife Nutrition (1)	22,000	642
Inter Parfums	7,600	352
Lifevantage (1)	9,000	93
Medifast (2)	5,300	331
Nu Skin Enterprises, Class A	7,800	170
		1,835
Tobacco 0.1%
22nd Century Group (1)(2)	180,800	136
Universal	8,240	364
Vector Group (2)	23,282	219
		719
Total Consumer Staples		18,187
ENERGY 1.2%

Energy Equipment & Services 0.4%
Apergy (1)	40,600	234
Archrock	43,367	163
Core Laboratories	17,880	185

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Dawson Geophysical (1)	369	—
DMC Global	7,000	161
Dril-Quip (1)	11,400	348
Matrix Service (1)	14,700	139
Oceaneering International (1)	64,700	190
Oil States International (1)	49,330	100
Patterson-UTI Energy	89,700	211
SEACOR Holdings (1)	6,450	174
SEACOR Marine Holdings (1)	5,487	24
Solaris Oilfield Infrastructure, Class A	28,300	149
TETRA Technologies (1)	63,800	20
Transocean (1)(2)	211,700	246
Valaris, Class A (2)	137,935	62
		2,406
Oil, Gas & Consumable Fuels 0.8%
Adams Resources & Energy	2,500	59
Arch Coal, Class A	3,900	113
Bonanza Creek Energy (1)	15,400	173
California Resources (1)(2)	27,900	28
Callon Petroleum (1)	117,325	64
Cheniere Energy (1)(2)	47,900	1,605
Cimarex Energy	5,072	85
CONSOL Energy (1)	33,100	122
Continental Resources (2)	27,500	210
CVR Energy	9,400	155
Delek U.S. Holdings	5,743	90
EQT	29,300	207
Equitrans Midstream	7,200	36
HighPoint Resources (1)	3,432	1
Kosmos Energy	139,604	125
Murphy Oil (2)	17,400	107
Northern Oil & Gas (1)(2)	311,000	206
Oasis Petroleum (1)	13,100	5
Parsley Energy, Class A	46,200	265
PBF Energy, Class A	10,600	75
PDC Energy (1)	28,800	179
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Peabody Energy (2)	70,200	203
Renewable Energy Group (1)(2)	11,200	230
REX American Resources (1)	2,050	95
Targa Resources	46,300	320
Uranium Energy (1)(2)	65,500	37
W&T Offshore (1)(2)	63,300	108
World Fuel Services	12,200	307
WPX Energy (1)	65,800	201
		5,411
Total Energy		7,817
FINANCIALS 15.4%

Banks 5.2%
1st Source	7,052	229
Ameris Bancorp	9,100	216
Arrow Financial	7,005	195
Associated Banc-Corp	30,627	392
Atlantic Capital Bancshares (1)	2,379	28
Atlantic Union Bankshares	10,729	235
Banc of California	31,400	251
BancFirst	9,800	327
Bancorp (1)	11,200	68
BancorpSouth Bank	14,575	276
Bank of Hawaii	6,266	346
Bank OZK	14,200	237
BankUnited	28,618	535
Banner	9,373	310
Bar Harbor Bankshares	4,021	69
BOK Financial	6,560	279
Boston Private Financial Holdings	27,599	197
Brookline Bancorp	24,129	272
Cadence BanCorp	46,618	305
Camden National	4,800	151
Cathay General Bancorp	13,056	300
CenterState Bank	18,810	324
Century Bancorp, Class A	4,050	252

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CIT Group	7,700	133
Citizens & Northern	2,222	44
City Holding	8,250	549
Columbia Banking System	13,850	371
Commerce Bancshares	19,662	990
Community Bank System	8,828	519
Community Trust Bancorp	8,672	276
ConnectOne Bancorp	17,083	230
Cullen/Frost Bankers (2)	9,950	555
CVB Financial	13,106	263
Eagle Bancorp	11,500	347
East West Bancorp	34,800	896
First Bancorp North Carolina	10,375	239
First BanCorp Puerto Rico	27,200	145
First Busey	14,991	256
First Citizens BancShares, Class A	1,470	489
First Commonwealth Financial	38,900	356
First Community Bankshares	11,200	261
First Financial	5,350	180
First Financial Bancorp	20,572	307
First Financial Bankshares	20,376	547
First Hawaiian	10,500	174
First Horizon National	42,500	343
First Merchants	11,813	313
First Midwest Bancorp	17,893	237
First United	4,211	60
Flushing Financial	9,825	131
FNB	57,567	424
Fulton Financial	19,102	219
German American Bancorp	6,733	185
Glacier Bancorp	15,812	538
Great Western Bancorp	11,600	238
Hancock Whitney	13,835	270
Hilltop Holdings	22,798	345
Home BancShares	29,476	353
Hope Bancorp	30,600	251

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

IBERIABANK	6,655	241
Independent Bank	10,050	647
Independent Bank Group	3,000	71
International Bancshares	10,302	277
Investors Bancorp	50,135	401
Macatawa Bank	22,400	159
National Bank Holdings, Class A	16,500	394
NBT Bancorp	11,780	382
Northrim BanCorp	8,425	227
OFG Bancorp	4,200	47
Old National Bancorp	26,430	349
Pacific Premier Bancorp	15,500	292
PacWest Bancorp	12,012	215
Park National	4,340	337
Peapack Gladstone Financial	10,157	182
Peoples Bancorp	3,550	79
Pinnacle Financial Partners	12,649	475
Popular	22,530	789
Preferred Bank	3,359	114
Premier Financial Bancorp	10,262	127
Prosperity Bancshares	11,760	567
Renasant	8,352	182
S&T Bancorp	12,800	350
Sandy Spring Bancorp (2)	12,930	293
Seacoast Banking (1)	21,539	394
Signature Bank	11,600	932
Simmons First National, Class A	9,210	169
South State	8,204	482
Southside Bancshares	15,890	483
Sterling Bancorp	39,495	413
Stock Yards Bancorp	8,981	260
Synovus Financial	24,932	438
TCF Financial	32,945	747
Texas Capital Bancshares (1)	9,000	199
Tompkins Financial	6,517	468
Towne Bank	15,678	284

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TriCo Bancshares	4,000	119
Trustmark	13,500	315
UMB Financial	7,712	358
Umpqua Holdings	41,864	456
United Bankshares	12,800	295
United Community Banks	18,596	340
Univest Financial	11,500	188
Valley National Bancorp	26,700	195
Webster Financial	21,910	502
WesBanco	19,542	463
West Bancorporation	13,000	213
Westamerica Bancorporation	4,846	285
Western Alliance Bancorp	26,219	803
		34,826
Capital Markets 3.3%
Affiliated Managers Group	5,100	302
Apollo Global Management	32,000	1,072
Ares Management, Class A	8,000	247
Ashford (1)(2)	1,346	8
BGC Partners, Class A	77,700	196
Blackstone Group, Class A	110,600	5,040
Blucora (1)	13,100	158
Calamos Asset Management (1)(2)(3)(4)	15,300	—
Cohen & Steers	7,700	350
Cowen, Class A	18,924	183
Donnelley Financial Solutions (1)	15,275	81
Eaton Vance	18,966	612
Evercore, Class A	7,500	345
FactSet Research Systems	6,500	1,694
Federated Investors, Class B	6,400	122
GAMCO Investors, Class A	900	10
Houlihan Lokey	2,715	142
Interactive Brokers Group, Class A	18,800	812
INTL. FCStone (1)	6,381	231
Janus Henderson Group	23,728	364
KKR, Class A	100,000	2,347
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lazard, Class A	25,700	605
Legg Mason	8,500	415
LPL Financial Holdings	14,600	795
Morningstar	5,700	663
Piper Sandler	5,950	301
SEI Investments	19,556	906
Stifel Financial	13,086	540
TD Ameritrade Holding	53,468	1,853
Tradeweb Markets, Class A	14,608	614
U. S. Global Investors, Class A	56,500	55
Virtu Financial, Class A	13,796	287
Virtus Investment Partners	4,734	360
Waddell & Reed Financial, Class A (2)	21,740	247
		21,957
Consumer Finance 0.8%
Ally Financial	78,700	1,136
Credit Acceptance (1)(2)	1,900	486
Encore Capital Group (1)	8,200	192
EZCORP, Class A (1)	26,100	109
FirstCash	9,438	677
Green Dot, Class A (1)	13,600	345
LendingTree (1)(2)	1,325	243
Navient	26,700	202
Nelnet, Class A	3,922	178
OneMain Holdings	13,800	264
PRA Group (1)	19,550	542
Santander Consumer USA Holdings	17,700	246
SLM	74,700	537
		5,157
Diversified Financial Services 0.5%
Cannae Holdings (1)	16,000	536
Equitable Holdings	66,980	968
Jefferies Financial Group	44,347	606
Newstar Financial, CVR (1)(3)	6,000	4
On Deck Capital (1)	36,300	56

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Voya Financial	31,300	1,269
		3,439
Insurance 3.8%
Alleghany	2,618	1,446
American Equity Investment Life Holding	14,600	274
American Financial Group	10,610	744
Arch Capital Group (1)	64,700	1,841
Argo Group International Holdings	12,687	470
Assured Guaranty	17,500	451
Athene Holding, Class A (1)	11,000	273
Axis Capital Holdings	18,800	727
Benefytt Technologies (1)(2)	10,900	244
Brighthouse Financial (1)	15,300	370
Brown & Brown	34,000	1,231
Citizens (1)(2)	15,133	99
CNA Financial	8,500	264
CNO Financial Group	26,900	333
eHealth (1)	4,018	566
Enstar Group (1)	1,400	223
Erie Indemnity, Class A (2)	707	105
FBL Financial Group, Class A	3,542	165
Fidelity National Financial	55,193	1,373
First American Financial	24,630	1,045
Genworth Financial, Class A (1)	86,600	288
Hanover Insurance Group	8,320	754
Horace Mann Educators	9,210	337
James River Group Holdings	9,300	337
Kemper	13,450	1,000
Kinsale Capital Group	1,418	148
Markel (1)	2,674	2,481
MBIA (1)	26,900	192
Mercury General	13,100	533
National General Holdings	15,600	258
National Western Life Group, Class A	1,110	191
Old Republic International	46,593	711
Primerica	7,500	664
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ProAssurance	16,640	416
Reinsurance Group of America	8,220	692
RenaissanceRe Holdings	8,595	1,283
RLI	2,200	193
Safety Insurance Group	3,915	331
Selective Insurance Group	13,600	676
State Auto Financial	10,770	299
Stewart Information Services	5,080	135
Third Point Reinsurance (1)	24,750	183
Trupanion (1)	6,400	167
United Fire Group	10,900	355
Universal Insurance Holdings	15,000	269
White Mountains Insurance Group	648	590
		25,727
Mortgage Real Estate Investment Trusts 0.8%
AG Mortgage Investment Trust, REIT (2)	24,500	67
AGNC Investment, REIT	71,674	758
Annaly Capital Management, REIT	221,620	1,124
Anworth Mortgage Asset, REIT	103,400	117
Apollo Commercial Real Estate Finance, REIT	17,543	130
Ares Commercial Real Estate, REIT	24,200	169
ARMOUR Residential, REIT	11,725	103
Blackstone Mortgage Trust, Class A, REIT (2)	23,700	441
Cherry Hill Mortgage Investment, REIT	28,100	174
Chimera Investment, REIT	48,420	441
Dynex Capital, REIT (2)	21,899	229
Granite Point Mortgage Trust, REIT	15,292	78
Invesco Mortgage Capital, REIT	15,000	51
MFA Financial, REIT	45,600	71
New Residential Investment, REIT	77,350	388
Ready Capital, REIT	15,000	108
Redwood Trust, REIT	35,200	178
Starwood Property Trust, REIT	53,000	543
Two Harbors Investment, REIT	30,572	116
		5,286

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Thrifts & Mortgage Finance 1.0%
Axos Financial (1)	19,400	352
Capitol Federal Financial	28,244	328
Essent Group	21,400	564
Federal Agricultural Mortgage, Class C	1,700	95
HomeStreet	14,600	325
Kearny Financial	31,484	270
Meridian Bancorp	30,065	337
MGIC Investment	57,800	367
Mr Cooper Group (1)	36,085	265
New York Community Bancorp	87,437	821
NMI Holdings, Class A (1)	9,700	113
Northwest Bancshares	20,579	238
OceanFirst Financial	18,114	288
Ocwen Financial (1)	183,530	92
PennyMac Financial Services	4,665	103
Provident Financial Services	10,118	130
Radian Group	37,758	489
TFS Financial	14,100	215
TrustCo Bank	23,750	128
Walker & Dunlop	7,900	318
Washington Federal	17,968	466
Western New England Bancorp	13,100	89
WSFS Financial	18,739	467
		6,860
Total Financials		103,252
HEALTH CARE 15.7%

Biotechnology 5.9%
ACADIA Pharmaceuticals (1)	28,600	1,208
Acceleron Pharma (1)	9,000	809
Acorda Therapeutics (1)	169,200	158
Adamas Pharmaceuticals (1)(2)	84,300	244
Adverum Biotechnologies (1)	11,600	113
Agenus (1)	61,800	151
Agios Pharmaceuticals (1)(2)	19,100	678
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Aimmune Therapeutics (1)(2)	19,800	286
Akebia Therapeutics (1)(2)	18,212	138
Alector (1)	5,500	133
Alkermes (1)	32,000	461
Allakos (1)	3,200	142
Alnylam Pharmaceuticals (1)	20,500	2,231
Amicus Therapeutics (1)	44,000	407
Apellis Pharmaceuticals (1)	7,600	204
AquaBounty Technologies (1)	2,617	4
Arena Pharmaceuticals (1)	6,900	290
Arrowhead Pharmaceuticals (1)(2)	27,400	788
Biohaven Pharmaceutical Holding (1)(2)	10,929	372
BioMarin Pharmaceutical (1)	28,990	2,450
Bluebird Bio (1)(2)	10,400	478
Blueprint Medicines (1)	12,600	737
CareDx (1)	6,800	148
CASI Pharmaceuticals (1)(2)	24,500	50
CEL-SCI (1)	12,200	141
Celsion (1)	60,200	54
Clovis Oncology (1)(2)	34,650	220
Coherus Biosciences (1)(2)	30,700	498
Constellation Pharmaceuticals (1)	2,000	63
Corbus Pharmaceuticals Holdings (1)(2)	46,800	245
Dynavax Technologies (1)(2)	65,600	232
Emergent BioSolutions (1)	8,000	463
Epizyme (1)	11,000	171
Esperion Therapeutics (1)(2)	11,300	356
Exelixis (1)	73,190	1,260
Fate Therapeutics (1)	7,600	169
FibroGen (1)	20,500	712
Flexion Therapeutics (1)(2)	12,900	102
Forty Seven (1)	5,871	560
Global Blood Therapeutics (1)(2)	16,200	828
Guardant Health (1)(2)	11,600	807
Halozyme Therapeutics (1)	28,900	520
Heron Therapeutics (1)(2)	20,100	236

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Idera Pharmaceuticals (1)(2)	10,200	13
Immunomedics (1)(2)	45,500	613
Inovio Pharmaceuticals (1)	30,000	223
Insmed (1)(2)	30,321	486
Intercept Pharmaceuticals (1)	6,100	384
Invitae (1)	9,300	127
Ionis Pharmaceuticals (1)	27,180	1,285
Iovance Biotherapeutics (1)	15,988	479
Ironwood Pharmaceuticals (1)(2)	35,000	353
Krystal Biotech (1)	1,900	82
Lexicon Pharmaceuticals (1)(2)	90,742	177
Ligand Pharmaceuticals (1)(2)	3,586	261
Mirati Therapeutics (1)(2)	7,927	609
Moderna (1)(2)	30,500	913
Momenta Pharmaceuticals (1)	23,000	626
Myriad Genetics (1)	23,180	332
Natera (1)	17,600	526
Neurocrine Biosciences (1)	17,500	1,515
Oncosec Medical (1)	5,660	7
Portola Pharmaceuticals (1)(2)	15,600	111
Principia Biopharma (1)	2,400	143
Progenics Pharmaceuticals (1)(2)	55,400	211
PTC Therapeutics (1)	15,600	696
Puma Biotechnology (1)(2)	39,700	335
Ra Pharmaceuticals (1)	4,800	230
REGENXBIO (1)	12,200	395
Rocket Pharmaceuticals (1)	17,499	244
Sage Therapeutics (1)(2)	13,800	396
Sangamo Therapeutics (1)(2)	59,200	377
Sarepta Therapeutics (1)	15,716	1,537
Seattle Genetics (1)	21,920	2,529
Sorrento Therapeutics (1)(2)	67,696	125
Spectrum Pharmaceuticals (1)(2)	118,500	276
Translate Bio (1)	12,900	129
Twist Bioscience (1)	5,000	153
Ultragenyx Pharmaceutical (1)	11,700	520

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

United Therapeutics (1)	9,100	863
Veracyte (1)	6,800	165
Xencor (1)(2)	19,200	574
XOMA (1)(2)	18,734	381
		39,718
Health Care Equipment & Supplies 4.1%
Allied Healthcare Products (1)	24,000	420
AngioDynamics (1)	20,000	209
Avanos Medical (1)	10,042	270
Cantel Medical (2)	7,100	255
Cardiovascular Systems (1)	13,200	465
CONMED	6,050	347
CryoLife (1)	11,450	194
DexCom (1)	17,200	4,631
Envista Holdings (1)	28,200	421
Exact Sciences (1)(2)	29,000	1,682
GenMark Diagnostics (1)(2)	42,400	175
Glaukos (1)	6,800	210
Globus Medical, Class A (1)	21,100	897
Haemonetics (1)	7,700	767
Heska (1)	3,300	183
Hill-Rom Holdings	8,450	850
ICU Medical (1)	4,300	868
Insulet (1)	10,900	1,806
Integer Holdings (1)	6,150	387
Integra LifeSciences Holdings (1)	10,100	451
Invacare	27,900	207
iRhythm Technologies (1)	1,665	136
LeMaitre Vascular (2)	14,700	366
LivaNova (1)	8,000	362
Masimo (1)	6,800	1,204
Meridian Bioscience (1)	14,875	125
Merit Medical Systems (1)	16,806	525
Mesa Laboratories	2,100	475
Neogen (1)	9,666	648
Nevro (1)	8,846	884
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

NuVasive (1)	11,300	573
OraSure Technologies (1)	32,975	355
Penumbra (1)	7,800	1,258
Pulse Biosciences (1)(2)	13,000	93
Quidel (1)	7,800	763
Rockwell Medical (1)(2)	28,600	59
RTI Surgical (1)	33,300	57
SeaSpine Holdings (1)	397	3
Surmodics (1)	8,050	268
Tactile Systems Technology (1)	8,450	339
Tandem Diabetes Care (1)	9,900	637
West Pharmaceutical Services	11,548	1,758
Wright Medical Group (1)(2)	19,525	559
		27,142
Health Care Providers & Services 1.7%
Acadia Healthcare (1)	17,400	319
Amedisys (1)	7,300	1,340
AMN Healthcare Services (1)	11,605	671
BioTelemetry (1)(2)	2,600	100
Brookdale Senior Living (1)	39,000	122
Capital Senior Living (1)	16,500	10
Chemed	2,600	1,126
CorVel (1)	4,150	226
Covetrus (1)	41,401	337
Cross Country Healthcare (1)	18,000	121
Digirad (1)	3,960	16
Encompass Health	15,700	1,005
Ensign Group	17,100	643
HealthEquity (1)	11,800	597
LHC Group (1)	4,800	673
Magellan Health (1)	5,900	284
MEDNAX (1)	27,200	317
Molina Healthcare (1)	13,450	1,879
Patterson	19,819	303
Pennant Group (1)	8,550	121
Premier, Class A (1)	10,100	330
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Providence Service (1)	5,400	296
Quorum Health (1)(2)	22,800	10
RadNet (1)	17,900	188
Select Medical Holdings (1)	18,500	278
Tenet Healthcare (1)	17,400	251
		11,563
Health Care Technology 1.3%
Allscripts Healthcare Solutions (1)	9,400	66
Evolent Health, Class A (1)	49,700	270
HealthStream (1)	9,400	225
HMS Holdings (1)	22,400	566
Inovalon Holdings, Class A (1)	29,400	490
MTBC (1)	37,800	208
NextGen Healthcare (1)	20,600	215
Omnicell (1)	11,220	736
Teladoc Health (1)	13,800	2,139
Veeva Systems, Class A (1)	22,900	3,581
Vocera Communications (1)	8,200	174
		8,670
Life Sciences Tools & Services 1.2%
Avantor (1)	27,081	338
Bio-Rad Laboratories, Class A (1)	3,005	1,053
Bio-Techne	5,000	948
Bruker	28,550	1,024
Charles River Laboratories International (1)	5,900	745
Harvard Bioscience (1)	4,800	11
Luminex	14,100	388
Medpace Holdings (1)	3,900	286
NeoGenomics (1)	21,500	594
PRA Health Sciences (1)	15,100	1,254
Repligen (1)	8,700	840
Syneos Health (1)	11,700	461
		7,942
Pharmaceuticals 1.5%
Aerie Pharmaceuticals (1)(2)	7,600	103

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Akorn (1)	162,200	91
Axsome Therapeutics (1)	6,200	365
Cara Therapeutics (1)(2)	11,100	147
Catalent (1)	24,400	1,268
Collegium Pharmaceutical (1)	11,300	185
Durect (1)(2)	126,600	196
Elanco Animal Health (1)	77,984	1,746
Horizon Therapeutics (1)	23,400	693
Innoviva (1)	11,900	140
Jazz Pharmaceuticals (1)	10,700	1,067
MyoKardia (1)	14,100	661
Nektar Therapeutics (1)(2)	42,760	763
NuPathe, CVR, Rights, 1/2/24 (1)(2)(3)	81,200	—
Odonate Therapeutics (1)	4,500	124
Omeros (1)(2)	17,000	227
Otonomy (1)	18,700	37
Pacira BioSciences (1)	7,300	245
Prestige Consumer Healthcare (1)	8,600	315
Reata Pharmaceuticals, Class A (1)(2)	3,825	552
Relmada Therapeutics (1)	2,900	99
Revance Therapeutics (1)(2)	15,600	231
Teligent (1)(2)	35,300	10
Tetraphase Pharmaceuticals (1)(2)	8,180	10
Theravance Biopharma (1)(2)	23,200	536
WaVe Life Sciences (1)(2)	29,800	279
Zynerba Pharmaceuticals (1)(2)	59,400	228
		10,318
Total Health Care		105,353
INDUSTRIALS & BUSINESS SERVICES 12.4%

Aerospace & Defense 1.5%
Aerojet Rocketdyne Holdings (1)	12,510	523
AeroVironment (1)	6,300	384
Axon Enterprise (1)	9,979	706
BWX Technologies (2)	21,937	1,069
Cubic	5,100	211

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Curtiss-Wright	8,000	739
Ducommun (1)	5,800	144
HEICO	10,271	766
HEICO, Class A	10,225	653
Hexcel	12,500	465
Mercury Systems (1)	8,000	571
Moog, Class A	5,630	285
National Presto Industries	1,700	120
Park Aerospace	13,400	169
Spirit AeroSystems Holdings, Class A	17,400	416
Teledyne Technologies (1)	7,500	2,230
Triumph Group	15,100	102
Vectrus (1)	9,444	391
		9,944
Air Freight & Logistics 0.2%
Hub Group, Class A (1)	6,400	291
XPO Logistics (1)(2)	18,100	883
		1,174
Airlines 0.2%
Allegiant Travel	2,900	237
Hawaiian Holdings (2)	15,600	163
JetBlue Airways (1)	53,200	476
SkyWest	2,530	67
Spirit Airlines (1)	11,800	152
		1,095
Building Products 1.0%
AAON	7,990	386
Advanced Drainage Systems	1,991	59
Apogee Enterprises	7,700	160
Armstrong Flooring (1)	22,849	33
Armstrong Worldwide Industries	9,000	715
Builders FirstSource (1)	31,500	385
Cornerstone Building Brands (1)	44,700	204
Griffon	11,900	151
Lennox International (2)	5,890	1,071

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Masonite International (1)	5,300	251
Owens Corning	23,100	896
PGT Innovations (1)	22,700	190
Resideo Technologies (1)	25,844	125
Simpson Manufacturing	7,600	471
Trex (1)	11,000	882
Universal Forest Products	9,870	367
		6,346
Commercial Services & Supplies 1.4%
ABM Industries	9,350	228
ACCO Brands	5,000	25
Advanced Disposal Services (1)	4,500	148
Brady, Class A	9,700	438
Brink's	9,549	497
Casella Waste Systems, Class A (1)	11,275	440
Cimpress (1)(2)	3,000	159
Clean Harbors (1)	9,600	493
Covanta Holding	23,604	202
Deluxe	5,628	146
Ennis	11,357	213
frontdoor (1)	12,050	419
Harsco (1)	13,160	92
Healthcare Services Group (2)	15,250	365
Herman Miller	9,950	221
HNI	4,280	108
IAA (1)	20,700	620
Interface	11,500	87
KAR Auction Services	29,500	354
Kimball International, Class B	8,690	103
Knoll	13,300	137
Matthews International, Class A	9,000	218
Mobile Mini	15,400	404
MSA Safety	6,200	627
Steelcase, Class A	12,059	119
Stericycle (1)	14,300	695
Team (1)	25,847	168
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tetra Tech	9,850	696
U. S. Ecology	12,300	374
UniFirst	2,200	332
Viad	8,677	184
		9,312
Construction & Engineering 0.7%
AECOM (1)	31,022	926
Aegion (1)	7,350	132
Arcosa	6,752	268
Comfort Systems USA	9,406	344
Dycom Industries (1)	7,763	199
EMCOR Group	9,860	605
Fluor	25,009	173
Granite Construction	17,346	263
MasTec (1)	11,850	388
MYR Group (1)	9,300	243
Primoris Services	13,800	219
Sterling Construction (1)	14,800	141
Tutor Perini (1)	22,000	148
Valmont Industries	3,700	392
		4,441
Electrical Equipment 0.8%
Acuity Brands	5,700	488
Atkore International Group (1)	7,200	152
AZZ	8,400	236
Energous (1)(2)	93,900	70
EnerSys	9,400	465
Generac Holdings (1)	8,400	783
Hubbell	8,333	956
LSI Industries	10,325	39
nVent Electric	35,200	594
Orion Energy Systems (1)	29,600	109
Plug Power (1)(2)	61,900	219
Regal Beloit	7,400	466
Sensata Technologies Holding (1)	23,400	677

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Thermon Group Holdings (1)	19,300	291
		5,545
Industrial Conglomerates 0.2%
Carlisle	9,420	1,180
		1,180
Machinery 3.1%
AGCO	12,750	602
Albany International, Class A	7,803	369
Allison Transmission Holdings	20,900	682
Altra Industrial Motion	16,400	287
Astec Industries	5,700	199
Barnes Group	8,900	372
Chart Industries (1)	11,000	319
Colfax (1)	14,800	293
Crane	8,041	395
Donaldson	14,142	546
Douglas Dynamics	3,800	135
EnPro Industries	5,350	212
ESCO Technologies	9,140	694
Federal Signal	10,600	289
Franklin Electric	5,400	254
Freightcar America (1)	15,700	15
Graco	29,054	1,416
Graham	5,250	68
Greenbrier	23,700	420
Helios Technologies	7,900	300
Hillenbrand	16,800	321
Hurco	5,900	172
Hyster-Yale Materials Handling	4,600	184
ITT	14,100	640
John Bean Technologies	6,672	495
Kennametal (2)	16,100	300
Lincoln Electric Holdings	7,180	495
Meritor (1)	16,900	224
Middleby (1)	11,293	642
Mueller Industries	12,500	299
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mueller Water Products, Class A	51,643	414
Navistar International (1)	18,100	298
NN	27,200	47
Nordson	7,020	948
Oshkosh	12,600	811
Park-Ohio Holdings	3,000	57
Proto Labs (1)	8,000	609
RBC Bearings (1)	3,900	440
REV Group	32,538	136
Rexnord	18,200	413
Spartan Motors	16,800	217
SPX (1)	12,705	415
SPX FLOW (1)	3,405	97
Tennant	2,500	145
Terex	16,000	230
Timken	11,200	362
Titan International	22,950	36
Toro	19,520	1,271
Trinity Industries	26,958	433
Wabash National	6,300	45
WABCO Holdings (1)	6,300	851
Watts Water Technologies, Class A	5,050	427
Welbilt (1)	25,600	131
Woodward	8,700	517
		20,989
Marine 0.1%
Kirby (1)	6,600	287
Matson	16,450	504
		791
Professional Services 1.8%
ASGN (1)	8,950	316
CBIZ (1)	23,350	488
CoreLogic	22,730	694
CoStar Group (1)	6,202	3,642
CRA International	5,050	169
Exponent	14,200	1,021
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Forrester Research (1)	6,300	184
FTI Consulting (1)	7,295	874
Heidrick & Struggles International	10,658	240
Insperity	11,000	410
Kforce	12,156	311
Korn/Ferry International	11,600	282
ManpowerGroup	9,542	506
Mastech Digital (1)	25,782	331
Red Violet (1)	4,000	72
TransUnion	30,037	1,988
TriNet Group (1)	11,200	422
TrueBlue (1)	8,700	111
		12,061
Road & Rail 0.6%
AMERCO	1,300	378
ArcBest	4,200	73
Avis Budget Group (1)	13,700	190
Heartland Express	9,623	179
Hertz Global Holdings (1)	22,041	136
Knight-Swift Transportation Holdings (2)	26,092	856
Landstar System	7,400	709
Lyft, Class A (1)	29,000	779
Ryder System	4,375	116
Saia (1)	6,100	449
USA Truck (1)	16,300	52
Werner Enterprises	5,453	198
YRC Worldwide (1)(2)	83,088	139
		4,254
Trading Companies & Distributors 0.8%
Air Lease	9,200	204
Applied Industrial Technologies	2,762	126
Beacon Roofing Supply (1)	8,800	145
DXP Enterprises (1)	8,100	99
GATX	6,650	416
GMS (1)	13,085	206
H&E Equipment Services	11,300	166
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

HD Supply Holdings (1)	37,000	1,052
Herc Holdings (1)	3,855	79
Kaman	5,361	206
Lawson Products (1)	5,000	134
MSC Industrial Direct, Class A	7,700	423
NOW (1)	9,600	49
Rush Enterprises, Class A	6,500	207
SiteOne Landscape Supply (1)	6,900	508
Titan Machinery (1)	16,300	142
Univar Solutions (1)	17,700	190
Watsco	5,100	806
WESCO International (1)	5,451	125
Willis Lease Finance (1)	6,500	173
		5,456
Transportation Infrastructure 0.0%
Macquarie Infrastructure	11,400	288
		288
Total Industrials & Business Services		82,876
INFORMATION TECHNOLOGY 19.0%

Communications Equipment 0.8%
Acacia Communications (1)	2,040	137
CalAmp (1)	15,000	67
Ciena (1)	18,900	752
CommScope Holding (1)(2)	43,700	398
Comtech Telecommunications	6,460	86
Digi International (1)	9,060	86
EchoStar, Class A (1)	12,944	414
Infinera (1)	48,500	257
InterDigital	8,060	360
KVH Industries (1)	7,400	70
Lumentum Holdings (1)	13,760	1,014
NETGEAR (1)	11,500	263
NetScout Systems (1)	6,200	147
PC-Tel	8,300	55
Plantronics (2)	8,250	83
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ribbon Communications (1)	15,700	48
Ubiquiti (2)	3,900	552
ViaSat (1)	8,100	291
Viavi Solutions (1)	48,500	544
		5,624
Electronic Equipment, Instruments & Components 2.2%
Anixter International (1)	1,700	149
Arlo Technologies (1)	37,452	91
Arrow Electronics (1)	8,775	455
Avnet	12,750	320
Badger Meter	2,900	155
Belden	13,163	475
Benchmark Electronics	7,900	158
CDW	2,800	261
Cognex	36,000	1,520
Coherent (1)	3,900	415
CTS	13,250	330
Dolby Laboratories, Class A	11,640	631
ePlus (1)	3,200	200
Fabrinet (1)	7,600	415
FARO Technologies (1)	5,500	245
II-VI (1)(2)	17,562	501
Insight Enterprises (1)	10,250	432
Itron (1)	3,500	195
Jabil	24,400	600
KEMET	11,000	266
Kimball Electronics (1)	6,517	71
Knowles (1)	9,300	124
Littelfuse	4,839	646
Methode Electronics	9,850	260
National Instruments	30,925	1,023
Novanta (1)	5,620	449
OSI Systems (1)	2,538	175
PC Connection	5,200	214
Plexus (1)	2,060	112
Powerfleet (1)	10,800	37
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rogers (1)	4,550	430
Sanmina (1)	10,900	297
ScanSource (1)	4,300	92
SigmaTron International (1)	1,000	3
SYNNEX	4,600	336
Tech Data (1)	3,680	482
Trimble (1)	41,924	1,335
TTM Technologies (1)	21,050	218
Vishay Intertechnology	23,778	343
Vishay Precision Group (1)	9,383	188
		14,649
IT Services 3.7%
Black Knight (1)	22,052	1,280
Booz Allen Hamilton Holding	26,900	1,846
CACI International, Class A (1)	4,500	950
Conduent (1)	81,200	199
CSG Systems International	10,300	431
EPAM Systems (1)	10,900	2,024
Euronet Worldwide (1)	11,350	973
EVERTEC	15,800	359
ExlService Holdings (1)	5,800	302
Genpact	31,700	926
GoDaddy, Class A (1)	31,700	1,810
Hackett Group	13,300	169
KBR	17,500	362
Kratos Defense & Security Solutions (1)(2)	32,100	444
LiveRamp Holdings (1)	18,500	609
ManTech International, Class A	1,801	131
MAXIMUS	10,600	617
MongoDB (1)(2)	5,761	787
NIC	10,900	251
Okta (1)	17,363	2,123
Perspecta	33,400	609
PRGX Global (1)	27,100	76
Sabre	28,800	171
Science Applications International	6,671	498
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Square, Class A (1)(2)	54,187	2,838
Sykes Enterprises (1)	10,740	291
TTEC Holdings	3,490	128
Twilio, Class A (1)(2)	24,900	2,228
Unisys (1)	16,100	199
Virtusa (1)	3,700	105
WEX (1)	6,600	690
		24,426
Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Class A (1)	2,800	83
Advanced Energy Industries (1)	6,450	313
Ambarella (1)	3,100	151
Amkor Technology (1)	14,120	110
Brooks Automation	12,000	366
Cabot Microelectronics	3,942	450
Cirrus Logic (1)	14,540	954
Cohu	24,700	306
Cree (1)(2)	18,300	649
CyberOptics (1)	9,300	159
Cypress Semiconductor	61,250	1,428
Diodes (1)	11,050	449
DSP Group (1)	21,490	288
Enphase Energy (1)	15,400	497
Entegris	25,977	1,163
Everspin Technologies (1)(2)	10,200	27
First Solar (1)	17,800	642
Impinj (1)	9,300	155
Inphi (1)	10,600	839
Kulicke & Soffa Industries	13,600	284
Lattice Semiconductor (1)	27,700	494
Marvell Technology Group	102,003	2,308
MaxLinear (1)	22,370	261
MKS Instruments	5,700	464
Monolithic Power Systems	6,564	1,099
NVE	2,900	151
ON Semiconductor (1)(2)	62,560	778
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Onto Innovation (1)	10,100	300
PDF Solutions (1)	19,901	233
Photronics (1)	23,960	246
Pixelworks (1)	34,800	99
Power Integrations	2,400	212
Semtech (1)	13,100	491
Silicon Laboratories (1)	6,500	555
SolarEdge Technologies (1)	9,000	737
Synaptics (1)	6,275	363
Teradyne	29,900	1,620
Universal Display	8,400	1,107
Xperi (2)	9,100	127
		20,958
Software 8.8%
2U (1)	11,700	248
8x8 (1)(2)	19,700	273
ACI Worldwide (1)	24,300	587
Agilysys (1)	8,652	145
Alarm. com Holdings (1)	12,800	498
Alteryx, Class A (1)(2)	11,491	1,094
Anaplan (1)	12,000	363
Appfolio, Class A (1)	1,394	155
Appian (1)(2)	11,800	475
Aspen Technology (1)	14,500	1,379
Asure Software (1)(2)	33,300	198
Avalara (1)	9,923	740
Aware (1)	12,000	34
Benefitfocus (1)(2)	26,200	233
Blackbaud	9,100	506
Blackline (1)	3,504	184
Bottomline Technologies (1)	9,700	356
Box, Class A (1)	51,600	724
CDK Global	21,400	703
Cerence (1)	5,288	81
Ceridian HCM Holding (1)	14,201	711
Cloudera (1)	29,400	231
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CommVault Systems (1)	15,400	623
Cornerstone OnDemand (1)	9,300	295
Coupa Software (1)	11,500	1,607
Crowdstrike Holdings, Class A (1)	3,510	195
DocuSign (1)	22,700	2,097
Dropbox, Class A (1)	20,060	363
Dynatrace (1)	12,358	295
Elastic (1)	5,700	318
Envestnet (1)	8,500	457
Everbridge (1)(2)	6,387	679
Fair Isaac (1)	4,085	1,257
FireEye (1)	54,200	573
Five9 (1)	12,500	956
ForeScout Technologies (1)	2,800	88
Guidewire Software (1)	17,700	1,404
HubSpot (1)	7,800	1,039
J2 Global (2)	11,200	838
LivePerson (1)(2)	15,100	344
LogMeIn	9,100	758
Manhattan Associates (1)	12,340	615
MicroStrategy, Class A (1)	3,606	426
Mitek Systems (1)	40,900	322
MobileIron (1)	97,500	371
NetSol Technologies (1)	6,000	15
New Relic (1)	13,200	610
Nuance Communications (1)	42,311	710
Nutanix, Class A (1)(2)	30,100	476
Palo Alto Networks (1)	18,500	3,033
Paylocity Holding (1)	8,100	715
Pegasystems	2,300	164
Proofpoint (1)	10,300	1,057
PROS Holdings (1)	12,800	397
PTC (1)	21,500	1,316
Q2 Holdings (1)	8,900	526
Qualys (1)	2,600	226
Qumu (1)	15,350	26

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rapid7 (1)	2,100	91
RealPage (1)(2)	13,120	694
RingCentral, Class A (1)	12,679	2,687
SailPoint Technologies Holding (1)	9,500	145
ServiceNow (1)	1,600	459
Smartsheet, Class A (1)	18,950	787
Splunk (1)	29,000	3,661
SPS Commerce (1)	8,200	381
SS&C Technologies Holdings	31,500	1,380
Teradata (1)	18,651	382
Trade Desk, Class A (1)(2)	7,900	1,525
Tyler Technologies (1)	6,800	2,017
Varonis Systems (1)	2,000	127
Verint Systems (1)	18,400	791
VMware, Class A (1)	16,325	1,977
Workday, Class A (1)	30,500	3,972
Workiva (1)	4,100	133
Zendesk (1)	22,300	1,427
Zoom Video Communications, Class A (1)	3,600	526
Zscaler (1)(2)	13,357	813
		59,084
Technology Hardware, Storage & Peripherals 0.4%
3D Systems (1)(2)	47,150	364
Dell Technologies, Class C (1)	31,597	1,250
Immersion (1)	35,900	192
Intevac (1)	15,600	64
NCR (1)	21,100	373
Pure Storage, Class A (1)	47,400	583
		2,826
Total Information Technology		127,567
MATERIALS 3.7%

Chemicals 1.6%
AgroFresh Solutions (1)	2,200	4
American Vanguard	5,066	73
Ashland Global Holdings	8,000	400
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Axalta Coating Systems (1)	31,800	549
Balchem	6,500	642
Cabot	12,350	323
Chase	2,550	210
Chemours	32,500	288
Element Solutions (1)	45,600	381
Ferro (1)	25,760	241
GCP Applied Technologies (1)	13,865	247
HB Fuller	7,540	211
Huntsman	37,200	537
Ingevity (1)	10,900	384
Innospec	1,900	132
Koppers Holdings (1)	7,200	89
Minerals Technologies	7,110	258
NewMarket	1,200	459
Olin (2)	19,130	223
OMNOVA Solutions (1)	14,900	151
PolyOne	16,130	306
Quaker Chemical (2)	2,200	278
Rayonier Advanced Materials	43,356	46
RPM International	27,700	1,648
Scotts Miracle-Gro	7,100	727
Sensient Technologies	7,380	321
Stepan	5,000	442
Tredegar	6,900	108
Trinseo	9,100	165
Valvoline	42,987	563
Westlake Chemical	6,142	234
WR Grace	8,200	292
		10,932
Construction Materials 0.1%
Eagle Materials	9,870	576
Summit Materials, Class A (1)	22,792	342
		918
Containers & Packaging 0.9%
AptarGroup	10,460	1,041
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Berry Global Group (1)	24,600	829
Crown Holdings (1)	24,150	1,402
Graphic Packaging Holding	42,413	517
Greif, Class A	4,900	152
Myers Industries	11,115	120
O-I Glass	53,700	382
Silgan Holdings	9,940	289
Sonoco Products	19,787	917
		5,649
Metals & Mining 0.9%
Alcoa (1)	10,600	65
Allegheny Technologies (1)	28,700	244
Carpenter Technology	8,200	160
Century Aluminum (1)	50,700	184
Cleveland-Cliffs (2)	143,580	567
Coeur Mining (1)	42,600	137
Commercial Metals	13,900	219
Compass Minerals International	7,500	289
Gold Resource	92,600	255
Haynes International (2)	2,200	45
Hecla Mining	55,100	100
Kaiser Aluminum (2)	2,836	196
Materion	6,500	228
Olympic Steel	9,400	97
Reliance Steel & Aluminum	7,800	683
Royal Gold	8,550	750
Steel Dynamics	43,028	970
SunCoke Energy	28,800	111
TimkenSteel (1)	42,100	136
United States Steel (2)	59,800	377
Worthington Industries	10,963	288
		6,101
Paper & Forest Products 0.2%
Boise Cascade	9,200	219
Clearwater Paper (1)	9,388	205
Domtar	11,016	238
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Louisiana-Pacific	24,500	421
PH Glatfelter	13,800	169
Verso, Class A (1)	19,200	216
		1,468
Total Materials		25,068
REAL ESTATE 8.4%

Equity Real Estate Investment Trusts 8.0%
Acadia Realty Trust, REIT	19,550	242
Agree Realty, REIT (2)	8,000	495
Alexander & Baldwin, REIT	3,350	38
Alexander's, REIT	700	193
American Assets Trust, REIT	9,000	225
American Campus Communities, REIT	22,526	625
American Homes 4 Rent, Class A, REIT	54,100	1,255
Americold Realty Trust, REIT	29,031	988
Apple Hospitality, REIT	26,700	245
Ashford Hospitality Trust, REIT	125,000	92
Bluerock Residential Growth, REIT	31,400	175
Brandywine Realty Trust, REIT	33,343	351
Brixmor Property Group, REIT	35,400	336
Camden Property Trust, REIT	14,700	1,165
CareTrust, REIT	15,200	225
Cedar Realty Trust, REIT	21,500	20
CIM Commercial Trust, REIT (2)	2,994	33
City Office, REIT	34,100	247
Colony Capital, REIT	157,534	276
Columbia Property Trust, REIT	9,700	121
CoreCivic, REIT	21,291	238
CorEnergy Infrastructure Trust, REIT (2)	10,240	188
CoreSite Realty, REIT	8,400	974
Corporate Office Properties Trust, REIT	8,200	182
Cousins Properties, REIT	25,231	739
CubeSmart, REIT	47,000	1,259
CyrusOne, REIT	24,400	1,507
DiamondRock Hospitality, REIT	51,151	260

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Diversified Healthcare Trust, REIT	29,014	105
Douglas Emmett, REIT	28,200	860
Easterly Government Properties, REIT	2,886	71
EastGroup Properties, REIT	8,750	914
Empire State Realty Trust, Class A, REIT	13,300	119
EPR Properties, REIT	14,680	356
Equity Commonwealth, REIT	22,176	703
Equity LifeStyle Properties, REIT	36,680	2,108
Essential Properties Realty Trust, REIT	37,700	492
First Industrial Realty Trust, REIT	16,765	557
Franklin Street Properties, REIT	21,400	123
Gaming and Leisure Properties, REIT	44,657	1,237
GEO Group, REIT	17,266	210
Getty Realty, REIT	7,643	181
Gladstone Land, REIT	32,000	379
Global Net Lease, REIT	32,433	434
Global Self Storage, REIT	31,399	110
Healthcare Realty Trust, REIT	26,880	751
Healthcare Trust of America, Class A, REIT	35,473	861
Hersha Hospitality Trust, REIT (2)	15,800	57
Highwoods Properties, REIT	15,713	557
Hudson Pacific Properties, REIT	13,800	350
Independence Realty Trust, REIT	10,300	92
Innovative Industrial Properties, REIT	2,000	152
Invitation Homes, REIT	80,668	1,724
JBG SMITH Properties, REIT	31,200	993
Kilroy Realty, REIT	18,520	1,180
Kite Realty Group Trust, REIT	35,100	332
Lamar Advertising, Class A, REIT	15,092	774
Lexington Realty Trust, REIT	30,329	301
Life Storage, REIT	11,400	1,078
LTC Properties, REIT	13,250	409
Macerich, REIT (2)	10,000	56
Mack-Cali Realty, REIT	5,034	77
Medical Properties Trust, REIT	72,100	1,247
Monmouth Real Estate Investment, REIT	28,900	348

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

National Health Investors, REIT	9,120	452
National Retail Properties, REIT	25,130	809
Omega Healthcare Investors, REIT	41,450	1,100
Outfront Media, REIT	10,794	146
Paramount Group, REIT	64,358	566
Park Hotels & Resorts, REIT	24,200	191
Pebblebrook Hotel Trust, REIT (2)	26,580	290
Pennsylvania Real Estate Investment Trust, REIT (2)	109,231	100
Physicians Realty Trust, REIT	52,900	737
Piedmont Office Realty Trust, Class A, REIT	29,400	519
PotlatchDeltic, REIT	9,459	297
Power, REIT (1)	7,138	74
PS Business Parks, REIT	5,200	705
QTS Realty Trust, Class A, REIT (2)	10,500	609
Rayonier, REIT	32,351	762
Retail Opportunity Investments, REIT	43,500	361
Retail Properties of America, Class A, REIT	48,200	249
Retail Value, REIT	10,967	134
Rexford Industrial Realty, REIT	13,000	533
RLJ Lodging Trust, REIT	27,096	209
RPT Realty, REIT	46,300	279
Ryman Hospitality Properties, REIT	9,726	349
Sabra Health Care, REIT	19,146	209
Saul Centers, REIT	8,900	291
Seritage Growth Properties, Class A, REIT (2)	12,100	110
Service Properties Trust, REIT	24,350	132
SITE Centers, REIT	17,900	93
Spirit Realty Capital, REIT	10,160	266
STAG Industrial, REIT	21,900	493
STORE Capital, REIT	26,900	487
Summit Hotel Properties, REIT	30,200	127
Sun Communities, REIT	14,250	1,779
Sunstone Hotel Investors, REIT	36,974	322
Tanger Factory Outlet Centers, REIT (2)	16,680	83
Taubman Centers, REIT	8,600	360
Terreno Realty, REIT	16,200	838

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

UMH Properties, REIT	33,400	363
Universal Health Realty Income Trust, REIT	5,750	580
Urban Edge Properties, REIT	6,000	53
Urstadt Biddle Properties, Class A, REIT	13,700	193
VEREIT, REIT	138,140	676
VICI Properties, REIT (2)	65,200	1,085
Washington Real Estate Investment Trust, REIT	15,400	368
Weingarten Realty Investors, REIT	22,940	331
WP Carey, REIT	25,370	1,474
Xenia Hotels & Resorts, REIT	24,000	247
		53,423
Real Estate Management & Development 0.4%
Altisource Portfolio Solutions (1)(2)	12,600	97
Forestar Group (1)	921	10
FRP Holdings (1)	2,300	99
Howard Hughes (1)	6,000	303
Jones Lang LaSalle	9,310	940
Kennedy-Wilson Holdings	30,100	404
Newmark Group, Class A	50,004	212
Rafael Holdings, Class B (1)	5,221	67
RE/MAX Holdings, Class A	9,200	202
Redfin (1)	16,500	254
		2,588
Total Real Estate		56,011
UTILITIES 3.0%

Electric Utilities 1.0%
ALLETE	10,582	642
Avangrid	14,100	617
El Paso Electric	2,884	196
Genie Energy, Class B	16,842	121
Hawaiian Electric Industries	24,300	1,046
IDACORP	8,910	782
MGE Energy	5,994	393
OGE Energy	30,400	934
Otter Tail	7,250	323
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PNM Resources	18,219	692
Portland General Electric	10,700	513
Spark Energy, Class A	30,000	188
		6,447
Gas Utilities 0.9%
Chesapeake Utilities	6,200	531
National Fuel Gas	14,830	553
New Jersey Resources	22,350	759
Northwest Natural Holding	9,990	617
ONE Gas	10,900	911
RGC Resources	12,879	373
South Jersey Industries	14,140	354
Southwest Gas Holdings	12,000	835
Spire	8,510	634
UGI	23,890	637
		6,204
Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Class C	14,600	274
Ormat Technologies	6,800	460
Vistra Energy	74,030	1,182
		1,916
Multi-Utilities 0.3%
Avista	12,890	548
Black Hills	5,340	342
MDU Resources	27,391	589
NorthWestern	9,700	580
Unitil	1,200	63
		2,122
Water Utilities 0.5%
American States Water	9,800	801
Cadiz (1)	6,900	80
California Water Service Group	8,850	445
Essential Utilities	36,232	1,475
Middlesex Water	8,800	529

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SJW Group	1,922	111
		3,441
Total Utilities		20,130
Total Common Stocks (Cost $528,611)		647,621
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Fund, 0.95% (4)(5)	20,654,473	20,654
		20,654

U. S. Treasury Obligations 0.4%
U. S. Treasury Bills, 0.37%, 8/20/20 (6)	1,696,000	1,695
U. S. Treasury Bills, 1.51%, 4/9/20 (6)	1,444,000	1,444
		3,139

Total Short-Term Investments (Cost $23,792)		23,793
SECURITIES LENDING COLLATERAL 7.5%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 7.5%
Short-Term Funds 7.5%
T. Rowe Price Short-Term Fund, 1.28% (4)(5)	5,013,617	50,136
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		50,136
Total Securities Lending Collateral (Cost $50,136)		50,136

Total Investments in Securities 107.6%
(Cost $602,539)		$721,550
Other Assets Less Liabilities (7.6)%		(51,194)
Net Assets 100.0%		$670,356

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Affiliated Companies
(5)	Seven-day yield
(6)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR	Contingent Value Rights
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 308 Russell 2000 E-Mini Index contracts	6/20	17,673	$157
Long, 35 S&P MidCap 400 E-Mini Index contracts	6/20	5,032	(30)
Net payments (receipts) of variation margin to date			(286)

Variation margin receivable (payable) on open futures contracts			$(159)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
Calamos Asset Management		$—		$—	$—
T. Rowe Price Government
Reserve Fund		—		—	101
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$101+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
Calamos Asset
Management	$—		—	— $	—
T. Rowe Price Government
Reserve Fund	31,173		¤	¤	20,654
T. Rowe Price Short-Term
Fund	94,682		¤	¤	50,136
$70,790^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $101 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $70,790.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Extended Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$647,615$	— $	6$	647,621
Short-Term Investments	20,654	3,139	—	23,793
Securities Lending Collateral	50,136	—	—	50,136
Total Securities	$718,405$	3,139$	6$	721,550
Liabilities
Futures Contracts	$159$	— $	— $	159

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $0 for the period ended March 31, 2020.

($000 s)
	Beginning Balance	Gain (Loss) During	Ending Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$6	$–	$6